Inventories	6 Months Ended
Jun. 30, 2019
Inventories - Schedule Of Inventories
Inventories	Inventories
in EUR thousands	June 30, 2019	December 31, 2018
Inventories
Raw materials and supplies	1,064	1,098
Unfinished products	284	320
Finished products and goods	3,140	1,759
	4,488	3,177